Employee benefit liabilities (Schedule of Liabilities for Employee Benefits)) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of defined benefit plans [line items]
Defined benefit schemes	₪ 878	$ 249	[1]	₪ 1,615
Employee Benefit Liability	2,804	797		2,452
Accrual for annual leave	952	270		990
Liabilities for employee benefits	₪ 4,634	$ 1,316		₪ 5,057

[1]	Convenience Translation into US Dollars.